Exhibit 99.1

MONTHLY SERVICER'S CERTIFICATE

CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST

SERIES 2011-1

Collection Period	07/01/14-07/31/14
Determination Date	8/11/2014
Distribution Date	8/15/2014

Pool Balance

1.	Pool Balance on the close of the last day of the preceding Collection Period				$116,846,014.83
2.	Collections allocable to Principal				$7,408,712.54
3.	Purchase Amount allocable to Principal				$0.00
4.	Defaulted Receivables				$298,383.26

5.	Pool Balance on the close of the last day of the related Collection Period				$109,138,919.03
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period				16,438
7.	Initial Pool Balance				$650,000,010.85

			Beginning of Period	End of Period
8.	Note Balances
	a.	Class A-1 Note Balance	$0.00		$0.00
	b.	Class A-2 Note Balance	$0.00		$0.00
	c.	Class A-3 Note Balance	$0.00		$0.00
	d.	Class A-4 Note Balance	$75,271,014.80		$67,563,919.00
	e.	Class B Note Balance	$15,900,000.00		$15,900,000.00
	f.	Class C Note Balance	$15,900,000.00		$15,900,000.00
	g.	Class D Note Balance	$8,150,000.00		$8,150,000.00

	h.	Note Balance (sum a - g)	$115,221,014.80		$107,513,919.00

9.	Pool Factors

	a.	Class A-1 Note Pool Factor	0.0000000		0.0000000
	b.	Class A-2 Note Pool Factor	0.0000000		0.0000000
	c.	Class A-3 Note Pool Factor	0.0000000		0.0000000
	d.	Class A-4 Note Pool Factor	0.6839711		0.6139384
	e.	Class B Note Pool Factor	1.0000000		1.0000000
	f.	Class C Note Pool Factor	1.0000000		1.0000000
	g.	Class D Note Pool Factor	1.0000000		1.0000000

	h.	Note Pool Factor	0.1772631		0.1654060

10.	Overcollateralization Target Amount				$1,625,000.03

11.	Current overcollateralization amount (Pool Balance - Note Balance)				$1,625,000.03

12.	Weighted Average Coupon			%	9.01%
13.	Weighted Average Original Term			months	67.71
14.	Weighted Average Remaining Term			months	23.68

Collections

15.	Finance Charges:
	a.	Collections allocable to Finance Charge			$913,683.67
	b.	Liquidation Proceeds allocable to Finance Charge			$1,648.98
	c.	Purchase Amount allocable to Finance Charge			$0.00

	d.	Available Finance Charge Collections (sum a - c)			$915,332.65

16.	Principal:
	a.	Collections allocable to Principal			$7,408,712.54
	b.	Liquidation Proceeds allocable to Principal			$220,714.52
	c.	Purchase Amount allocable to Principal			$0.00

	d.	Available Principal Collections (sum a - c)			$7,629,427.06

17.	Total Finance Charge and Principal Collections (15d+16d)				$8,544,759.71
18.	Interest Income from Collection Account				$425.95
19.	Simple Interest Advances				$0.00

20.	Available Collections (Ln17+18+19)				$8,545,185.66

Available Funds

21.	Available Collections		$8,545,185.66
22.	Reserve Account Draw Amount		$0.00

23.	Available Funds		$8,545,185.66

Application of Available Funds

24.	Servicing Fee
	a.	Monthly Servicing Fee	$97,371.68
	b.	Amount Unpaid from Prior Months	$0.00
	c.	Amount Paid	$97,371.68

	d.	Shortfall Amount (a + b - c)	$0.00

25.	Unreimbursed Servicer Advances		$0.00

26.	Backup Servicing Fees and Unpaid Transition Expenses
	a.	Monthly Servicing Fee	$2,500.00
	b.	Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	c.	Other Unpaid Backup Servicing Fees	$0.00
	d.	Amount Paid	$2,500.00

	e.	Shortfall Amount (a + b + c - d)	$0.00

27.	Class A Noteholder Interest Amounts
	a.	Class A-1 Monthly Interest	$0.00
	b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00

	d.	Total Class A-1 Note Interest (sum a - c)	$0.00

	e.	Class A-2 Monthly Interest	$0.00
	f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g.	Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00

	h.	Total Class A-2 Note Interest (sum e - g)	$0.00

	i.	Class A-3 Monthly Interest	$0.00
	j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00

	l.	Total Class A-3 Note Interest (sum i - k)	$0.00

	m.	Class A-4 Monthly Interest	$135,487.83
	n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00

	p.	Total Class A-4 Note Interest (sum m - o)	$135,487.83

28.	Priority Principal Distributable Amount		$0.00

29.	Class B Noteholder Interest Amount
	a.	Class B Monthly Interest	$34,847.50
	b.	Additional Note Interest related to Class B Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00

	d.	Total Class B Note Interest (sum a - c)	$34,847.50

30.	Secondary Principal Distributable Amount		$0.00

31.	Class C Noteholder Interest Amount
	a.	Class C Monthly Interest	$37,497.50
	b.	Additional Note Interest related to Class C Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00

	d.	Total Class C Note Interest (sum a - c)	$37,497.50

32.	Tertiary Principal Distributable Amount		$0.00

33.	Class D Noteholder Interest Amount
	a.	Class D Monthly Interest	$24,585.83
	b.	Additional Note Interest related to Class D Monthly Interest	$0.00
	c.	Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00

	d.	Total Class D Note Interest (sum a - c)	$24,585.83

34.	Quaternary Principal Distributable Amount		$6,082,095.77

35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))		$6,414,386.11

36.	Reserve Account Deficiency		$0.00

37.	Regular Principal Distributable Amount		$1,625,000.03

38.	Remaining Unpaid Servicer Transition Expenses, if any		$0.00

39.	Additional Servicing Fees, if any		$0.00

40.	Remaining Unpaid Backup Servicer Indemnity Amounts, if any		$0.00

Collection Account Activity

41.	Deposits
	a.	Total Daily Deposits of Finance Charge Collections	$915,332.65
	b.	Total Daily Deposits of Principal Collections	$7,629,427.06
	c.	Withdrawal from Reserve Account	$0.00
	d.	Interest Income	$425.95

	e.	Total Deposits to Collection Account (sum a - d)	$8,545,185.66

42.	Withdrawals
	a.	Servicing Fee and Unreimbursed Servicer Advances	$97,371.68
	b.	Backup Servicing Fee and Unreimbursed Backup Servicer Advances	$2,500.00
	c.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$7,939,514.46
	d.	Deposit to Reserve Account	$0.00
	e.	Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$505,799.52

	f.	Total Withdrawals from Collection Account (sum a - e)	$8,545,185.66

Note Payment Account Activity

43.	Deposits
	a.	Class A-1 Interest Distribution	$0.00
	b.	Class A-2 Interest Distribution	$0.00
	c.	Class A-3 Interest Distribution	$0.00
	d.	Class A-4 Interest Distribution	$135,487.83
	e.	Class B Interest Distribution	$34,847.50
	f.	Class C Interest Distribution	$37,497.50
	g.	Class D Interest Distribution	$24,585.83
	h.	Class A-1 Principal Distribution	$0.00
	i.	Class A-2 Principal Distribution	$0.00
	j.	Class A-3 Principal Distribution	$0.00
	k.	Class A-4 Principal Distribution	$7,707,095.80
	l.	Class B Principal Distribution	$0.00
	m.	Class C Principal Distribution	$0.00
	n.	Class D Principal Distribution	$0.00

	o.	Total Deposits to Note Payment Account (sum a - n)	$7,939,514.46

44.	Withdrawals
	a.	Class A-1 Distribution	$0.00
	b.	Class A-2 Distribution	$0.00
	c.	Class A-3 Distribution	$0.00
	d.	Class A-4 Distribution	$7,842,583.63
	e.	Class B Distribution	$34,847.50
	f.	Class C Distribution	$37,497.50
	g.	Class D Distribution	$24,585.83

	h.	Total Withdrawals from Note Payment Account (sum a - g)	$7,939,514.46

Certificate Payment Account Activity

45.	Deposits
	a.	Excess Collections	$505,799.52
	b.	Reserve Account surplus (Ln 55)	$92.62

	c.	Total Deposits to Certificate Payment Account (sum a - b)	$505,892.14

46.	Withdrawals
	a.	Certificateholder Distribution	$505,892.14

	b.	Total Withdrawals from Certificate Payment Account	$505,892.14

Required Reserve Account Amount

47.	Lesser of: (a or b)
	a.	$1,625,000.00	$1,625,000.00
	b.	Note Balance	$107,513,919.00

48.	Required Reserve Account Amount		$1,625,000.00

Reserve Account Reconciliation

49.	Beginning Balance (as of end of preceding Distribution Date)			$1,625,000.00
50.	Investment Earnings			$92.62
51.	Reserve Account Draw Amount			$0.00

52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)			$1,625,092.62
53.	Deposit from Available Funds (Ln 42d)			$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a.	the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and		$0.00
	b.	any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee		$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist			$92.62

56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)			$1,625,000.00
57.	Reserve Account Deficiency (Ln48 - Ln56)			$0.00

Instructions to the Trustee

58.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
59.	Amount to be paid to Servicer from the Collection Account			$97,371.68
60.	Amount to be paid to Backup Servicer from the Collection Account			$2,500.00
61.	Amount to be deposited from the Collection Account into the Note Payment Account			$7,939,514.46
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$505,799.52
63.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a.	the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
	b.	the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists		$92.62
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$0.00
66.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$0.00
67.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$0.00
68.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$7,842,583.63
69.	Amount to be paid to Class B Noteholders from the Note Payment Account			$34,847.50
70.	Amount to be paid to Class C Noteholders from the Note Payment Account			$37,497.50
71.	Amount to be paid to Class D Noteholders from the Note Payment Account			$24,585.83
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus			$505,892.14

Net Loss and Delinquency Activity

73.	Net Losses with respect to preceding Collection Period			$76,019.76
74.	Cumulative Net Losses			$8,919,197.41
75.	Cumulative Net Loss Percentage			1.3722%

			Number of Loans	Principal Balance
76.	Delinquency Analysis
	a.	31 to 60 days past due	452	$4,245,927.45
	b.	61 to 90 days past due	122	$1,155,146.38
	c.	91 or more days past due	39	$380,800.02

	d.	Total Past Due (sum a-c)	613	5,781,873.85

Servicer Covenant

77.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter			$3,319,291,000.00
78.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?			Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on August 11, 2014.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer